Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 03, 2022	Jun. 30, 2021
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Transition Report	false
Entity File Number	0-7818
Entity Registrant Name	INDEPENDENT BANK CORPORATION
Entity Central Index Key	0000039311
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2032782
Entity Address, Address Line One	4200 East Beltline
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	616
Local Phone Number	527-5820
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	IBCP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 460,580,409
Entity Common Stock, Shares Outstanding		21,196,430
Auditor Firm ID	173
Auditor Name	Crowe LLP
Auditor Location	South Bend, Indiana